Performance Management	May 01, 2026
AVIP Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP Bond Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 10.52%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -7.44%. That was the quarter ended on March 31, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP Bond Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	10.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(7.44%)
Lowest Quarterly Return, Date	Mar. 31, 2022
AVIP BlackRock Balanced Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the equity component of the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the equity component of the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP BlackRock Balanced Allocation Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 17.42%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -17.51%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP BlackRock Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	17.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(17.51%)
Lowest Quarterly Return, Date	Dec. 31, 2018
AVIP BlackRock Advantage International Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on December 6, 2019. From May 1, 2017 through December 5, 2019, the Portfolio was sub-advised by Lazard Asset Management LLC (“Lazard”) using a different strategy. From January 1, 1999 through April 28, 2017, the Portfolio was sub-advised by Federated Global Investment Management Corp. (“Federated Global”) using a different strategy. Performance returns shown below for periods prior to December 6, 2019 are those of Lazard and Federated Global and are not indicative of returns of the current strategy or sub-adviser.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP BlackRock Advantage International Equity Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 18.09%. That was the quarter ended on December 31, 2022. The lowest return for a quarter was -24.55%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP BlackRock Advantage International Equity Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	18.09%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(24.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

FIAM began sub-advising the Portfolio under its current strategy effective July 28, 2023. Prior to that, this Portfolio was sub-advised by Janus Henderson Investors U.S. LLC. Performance returns shown below for periods prior to July 28, 2023, are not indicative of returns of the current strategy or sub-adviser.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP Fidelity Institutional AM® Equity Growth Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 26.82%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -25.39%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	26.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.39%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AVIP AB Small Cap Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

AllianceBernstein began sub-advising the Portfolio under its current strategy on May 1, 2021. Prior to May 1, 2021, the Portfolio was sub-advised by Janus Henderson Investors U.S. LLC, using different strategies. Performance returns shown below for periods prior to May 1, 2021 are not indicative of returns of the current strategy or sub-adviser.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP AB Small Cap Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 30.57%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -26.35%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP AB Small Cap Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	30.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(26.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP AB Mid Cap Core Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

AllianceBernstein began sub-advising the Portfolio under its current strategy effective May 1, 2021. Prior to December 2009, this Portfolio was sub-advised by RS Investment Management Co. LLC. From December 2009 through April 30, 2018, the Portfolio was sub-advised by Goldman Sachs Asset Management L.P. From May 1, 2018 through April 30, 2021, the Portfolio was sub-advised by Janus Henderson Investors U.S. LLC. Performance returns shown below for periods prior to May 1, 2021 are not indicative of returns of the current strategy or sub-adviser.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP AB Mid Cap Core Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 24.09%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -26.09%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP AB Mid Cap Core Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	24.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(26.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP S&P 500® Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP S&P 500® Index Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 20.46%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -19.68%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP S&P 500® Index Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	20.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(19.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP High Income Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP High Income Bond Portfolio Year-by-Year Total Returns – Class I Shares(1)(2)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 10.24%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was –12.71%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP High Income Bond Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	10.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	12.71%
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP BlackRock Advantage Large Cap Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on December 6, 2019. From January 2004 through December 5, 2019, the Portfolio was sub-advised by Federated Equity Management Company of Pennsylvania (“Federated Equity”) using a different strategy. Performance returns shown below for periods prior to December 5, 2019 are those of Federated Equity and are not indicative of returns of the current strategy or sub-adviser.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP BlackRock Advantage Large Cap Value Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 15.38%. That was the quarter ended on December 31, 2020. The lowest return for a quarter was -25.81%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP BlackRock Advantage Large Cap Value Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	15.38%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP Nasdaq-100® Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP Nasdaq-100® Index Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 30.15%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -22.38%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP Nasdaq-100® Index Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	30.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(22.38%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AVIP BlackRock Advantage Large Cap Core Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP BlackRock Advantage Large Cap Core Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 20.45%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -21.95%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP BlackRock Advantage Large Cap Core Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	20.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(21.95%)
Lowest Quarterly Return, Date	Dec. 31, 2018
AVIP BlackRock Advantage Small Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2002 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP BlackRock Advantage Small Cap Growth Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 31.38%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -26.58%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	31.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(26.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP S&P MidCap 400® Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Geode began sub-advising the Portfolio under its current strategy on December 19, 2016. From the Portfolio’s inception through December 18, 2016, the Portfolio was managed by First Trust Advisors L.P. using a different strategy. Performance returns shown below for periods prior to December 19, 2016 are those of First Trust Advisors L.P. and are not indicative of returns of the current strategy or sub-adviser.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP S&P MidCap 400® Index Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 24.28%. That was the quarter ended on December 31, 2020. The lowest return for a quarter was -29.77%. That was the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP S&P MidCap 400® Index Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	24.28%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(29.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP BlackRock Advantage Large Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

BlackRock began sub-advising the Portfolio under its current strategy on February 1, 2019. From May 2007 through January 31, 2019, the Portfolio was sub-advised by Suffolk Capital Management, LLC using a different strategy. Performance returns shown below for periods prior to February 1, 2019 are not indicative of returns of the current strategy or sub-adviser.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP BlackRock Advantage Large Cap Growth Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 26.61%. That was the quarter ended on June 30, 2020. The lowest return for a quarter was -21.83%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	26.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(21.83%)
Lowest Quarterly Return, Date	Dec. 31, 2018
AVIP Constellation Dynamic Risk Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad- based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Constellation Investments, Inc. began advising the Portfolio under its current strategy without a sub-adviser on November 25, 2024. From May 1, 2020 through November 25, 2024, the Portfolio was sub-advised by AllianceBernstein L.P. (“AllianceBernstein”) using a different strategy. From May 1, 2014 through April 30, 2020, the Balanced Component of the Portfolio was sub-advised by Janus Henderson Investors US LLC (“Janus”) and the Risk Management Component of the Portfolio was sub-advised by AnchorPath Financial, LLC (“AnchorPath”), using different strategies. Performance returns shown below for those periods prior to November 25, 2024, during which the Portfolio was sub-advised by AllianceBernstein, Janus and AnchorPath are not indicative of returns of the current strategy.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad- based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP Constellation Dynamic Risk Balanced Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

Since inception, the Portfolio’s highest return for a quarter was 11.91%. That was the quarter ended on December 31, 2023. The lowest return for a quarter was -11.12%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP Constellation Dynamic Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	11.91%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(11.12%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AVIP Moderately Conservative Model Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last seven years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last seven years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]

Since inception, the Portfolio’s highest return for a quarter was 11.75%. That was for the quarter ended on June 30, 2020. The lowest return for a quarter was -10.91%. That was for the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Availability Phone [Text]	1-877-781-6392
AVIP Moderately Conservative Model Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	11.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(10.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP Balanced Model Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last seven years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last seven years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown
Bar Chart Closing [Text Block]

Since inception, the Portfolio’s highest return for a quarter was 15.02%. That was for the quarter ended on June 30, 2020. The lowest return for a quarter was -15.33%. That was for the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Availability Phone [Text]	1-877-781-6392
AVIP Balanced Model Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	15.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(15.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP Moderate Growth Model Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last seven years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last seven years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]

Since inception, the Portfolio’s highest return for a quarter was 18.82%. That was for the quarter ended on June 30, 2020. The lowest return for a quarter was -19.60%. That was for the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Availability Phone [Text]	1-877-781-6392
AVIP Moderate Growth Model Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	18.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(19.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP Growth Model Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last seven years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last seven years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]

Since inception, the Portfolio’s highest return for a quarter was 21.72%. That was for the quarter ended on June 30, 2020. The lowest return for a quarter was -22.11%. That was for the quarter ended on March 31, 2020. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Availability Phone [Text]	1-877-781-6392
AVIP Growth Model Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	21.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(22.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
AVIP Constellation Managed Risk Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last three years and the Portfolio’s average annual returns for the last year and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last three years and the Portfolio’s average annual returns for the last year and since inception compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]

Since inception, the Portfolio’s highest return for a quarter was 4.03%. That was for the quarter ended on December 31, 2022. The lowest return for a quarter was -9.92%. That was for the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Availability Phone [Text]	877.781.6392
AVIP Constellation Managed Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	4.03%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(9.92%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AVIP Constellation Managed Risk Moderate Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the past two years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the past two years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]

Since inception, the Portfolio’s highest return for a quarter was 9.43%. That was for the quarter ended on December 31, 2023. The lowest return for a quarter was -3.52%. That was for the quarter ended on September 30, 2023. To obtain performance information up to the most recent month end, call toll free 877.781.6392

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Availability Phone [Text]	877.781.6392
AVIP Constellation Managed Risk Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	9.43%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(3.52%)
Lowest Quarterly Return, Date	Sep. 30, 2023
AVIP Constellation Managed Risk Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the past two years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the past two years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]

Since inception, the Portfolio’s highest return for a quarter was 10.45%. That was for the quarter ended on December 31, 2023. The lowest return for a quarter was -3.61%. That was for the quarter ended on September 30, 2023. To obtain performance information up to the most recent month end, call toll free 877.781.6392

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Availability Phone [Text]	877.781.6392
AVIP Constellation Managed Risk Growth Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	10.45%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(3.61%)
Lowest Quarterly Return, Date	Sep. 30, 2023
AVIP Intech U.S. Low Volatility Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last three years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last three years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP Intech U.S. Low Volatility Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

Since inception, the Portfolio’s highest return for a quarter was 10.54%. That was for the quarter ended on December 31, 2021. The lowest return for a quarter was -8.26%. That was for the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP Intech U.S. Low Volatility Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	10.54%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(8.26%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AVIP Core Plus Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last four years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last four years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP Core Plus Bond Portfolio Year-by-Year Total Returns – Class I Shares(1)(2)
Bar Chart Closing [Text Block]

Since inception, the Portfolio’s highest return for a quarter was 6.58%. That was for the quarter ended on December 31, 2023. The lowest return for a quarter was -5.44%. That was for the quarter ended on March 31, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP Core Plus Bond Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	6.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.44%)
Lowest Quarterly Return, Date	Mar. 31, 2022
AVIP AB Relative Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last three years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for the last three years and the Portfolio’s average annual returns for the last one year and since inception compared to those of a broad-based securities market index and a secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart [Heading]	AVIP AB Relative Value Portfolio Year-by-Year Total Returns – Class I Shares(1)
Bar Chart Closing [Text Block]

(1)	Because Class II Shares have not yet commenced operations, the returns shown in the bar chart are for Class I Shares of the Portfolio. Class II Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The 12b-1 fee for Class II Shares is not reflected in the bar chart, and if this amount was reflected, returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 13.96%. That was the quarter ended on December 31, 2022. The lowest return for a quarter was -11.35%. That was the quarter ended on June 30, 2022. To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Performance Table Heading	Average Annual Total Returns As of December 31, 2025
Performance Table Closing [Text Block]	Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
Performance Availability Phone [Text]	877.781.6392
AVIP AB Relative Value Portfolio | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	13.96%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(11.35%)
Lowest Quarterly Return, Date	Jun. 30, 2022